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                                LETTERHEAD OF
                          JEFFERSON PILOT FINANCIAL




VIA EDGAR


June 21, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D. C. 20549

Re: JPF Separate Account A of Jefferson Pilot Financial Insurance Company
    Pre-Effective Amendment No. 2 to Registration Statement on Form N-6 (File No. 333-131890)



Dear Commissioners:

Pursuant to Rule 497 (j) of the Securities Act of 1933, I hereby certify that:

     (1) the form of the prospectus that would have been filed under paragraph
         (c) of Rule 497 does not differ from that contained in Pre-Effective Amendment No. 2 to Registration Statement on Form N-6 ("Pre-Effective Amendment No. 2"); and

     (2) Pre-Effective Amendment No. 2 was filed electronically on June 16,
         2006.


If you have any questions, please call me at (603) 226-5105.  Thank you.


                                                  Sincerely,


                                                  /s/ Frederick C. Tedeschi

                                                  Frederick C. Tedeschi
                                                  Vice President and Associate
                                                         General Counsel